Schedule of Maturities Notes (Details) - Scienture Inc [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Year 1
Year 2	2,000,000
Year 3		2,000,000
Total	$ 2,000,000	$ 2,000,000